Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		8 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023
Revenue from Contract with Customer, Excluding Assessed Tax	$ 32,162	$ 28,178	$ 82,526	$ 77,103
Labor and Related Expense	10,831	9,511	29,465	27,577
Occupancy, Net	4,947	4,305	10,537	12,551
Other Store Operating Expenses, Excluding Depreciation	5,140	4,456	14,696	12,634
General and Administrative Expense	5,274	2,529	12,576	9,840
Depreciation	2,076	1,860	5,417	5,574
Pre-Opening Costs	1,934	1,156	7,238	2,141
Operating Income (Loss), Total	(3,057)	(114)	(11,135)	(6,316)
Interest Expense	(2,485)	(278)	(6,086)	(735)
Gain on change in fair value of warrant liabilities and other	17,790	0	19,140	0
Gain (loss) on debt extinguishment	0	0	0	8,448
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	12,248	(392)	1,919	1,397
Income Tax Expense (Benefit)	0	0	0	144
Net (loss) income	12,248	(392)	1,919	1,253
Less: Cumulative unpaid dividends and change in redemption amount of redeemable convertible preferred stock	(350)	0	(2,301)	0
Net income (loss) attributable to common stockholders	11,898	(392)	(382)	1,253
Net income (loss) attributable to common stockholders	$ 11,898	$ (392)	$ (382)	$ 1,253
Earnings (loss) per share, basic (in dollars per share)	$ 0.35	$ (0.03)	$ (0.03)	$ 0.11
Earnings (loss) per share, diluted (in dollars per share)	$ 0.33	$ (0.03)	$ (0.03)	$ 0.04
Weighted average common shares outstanding, basic (in shares)	15,784,141,000	11,408,369,000	13,324,330,000	11,404,578,000
Weighted average common shares outstanding, diluted (in shares)	37,061,006,000	11,408,369,000	13,324,330,000	31,692,877,000
Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 24,854	$ 21,759	$ 64,806	$ 61,157
Cost of food and beverage	5,017	4,475	13,732	13,102
Recreation Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 7,308	$ 6,419	$ 17,720	$ 15,946